Investments in associates and joint ventures	6 Months Ended
Sep. 30, 2023
Investments in associates and joint ventures
Investments in associates and joint ventures

7   Investments in associates and joint ventures

	30 September	31 March
	2023	2023
	€m	€m
Oak Holdings 1 GmbH	7,883	8,634
VodafoneZiggo Group Holding B.V.	715	793
TPG Telecom Limited	57	108
Other	77	43
Investment in joint ventures	8,732	9,578
Safaricom PLC	554	509
Indus Towers Limited	1,051	908
Other	120	84
Investment in associates	1,725	1,501
	10,457	11,079

On 18 July 2023, the Group completed the sale of 3.9% of Oak Holdings 1 GmbH for cash consideration of €500 million. Vodafone retains an interest of 60.3% in Oak Holdings 1 GmbH.